Cover	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56579
Entity Registrant Name	BOXABL Inc.
Entity Central Index Key	0001816937
Entity Tax Identification Number	85-2511929
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5345 E. N. Belt Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89115
City Area Code	(702)
Local Phone Number	500-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false